Group balance sheet (Parenthetical) shares in Millions	6 Months Ended
Jun. 30, 2020 shares
Rio Tinto Plc
Statements [Line Items]
Weighted average number of ordinary shares outstanding (in shares)	1,246.7
Rio Tinto Limited
Statements [Line Items]
Weighted average number of ordinary shares outstanding (in shares)	371.2